UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries. (adds cover page)

Institutional Investment Manager Filing this Report:

Name:     Adelante Capital Management LLC
Address:  555 12th Street, Suite 2100
          Oakland, CA  94607

File 13F File Number: 28-7246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark A. Hoopes
Title:  Chief Compliance Officer
Phone:  510-986-2126

Signature, Place, and Date of Signing:

     Mark A. Hoopes    Oakland, CA  May 15, 2012
Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 40

Form 13F Information Table Value Total: 1,843,384

List of Other Included Managers: None

                                                                                                Voting Authority
                                                                                                --------------------------
                                                         Value    Shares/   Sh/   Put/  Invstmt Other
Name of Issuer                   Title of claCUSIP       (x$1000) Prn Amt   Prn   Call  Dscretn ManagersSole    Shared    None
------------------------------   ---------------------   -------- --------  ---   ----  ------- --------------------------------

Alexandria Real Estate Equities  COM         015271109       53310  728972   SH         Sole              267758          461214
American Assets Trust            COM         024013104       12396  543666   SH         Sole              123083          420583
American Campus Communities      COM         024835100       19031  425545   SH         Sole               95552          329993
American Tower Corp.             COM         03027X100        7021  111408   SH         Sole               84508           26900
Apartment Investment & ManagementCOM         03748R101       34401 1302565   SH         Sole              487379          815186
Associated Estates Realty Corp.  COM         045604105       13897  850492   SH         Sole              189990          660502
AvalonBay Communities, Inc.      COM         053484101       99266  702267   SH         Sole              280903          421364
Boston Properties, Inc.          COM         101121101      108182 1030410   SH         Sole              378615          651795
CBL & Associates Properties, Inc.COM         124830100       17892  945692   SH         Sole              209102          736590
Camden Property Trust            COM         133131102       12124  184400   SH         Sole              138100           46300
Coresite Realty Corp.            COM         21870Q105       16311  691447   SH         Sole              237961          453486
Corporate Office Properties      COM         22002T108       10364  446546   SH         Sole               85484          361062
Crexus Investment Corp.          COM         226553105        4251  411100   SH         Sole              310300          100800
DDR Corp.                        COM         23317H102       35227 2412780   SH         Sole              801044         1611736
DiamondRock Hospitality          COM         252784301        4831  469439   SH         Sole              242923          226516
Dupont Fabros Technology         COM         26613Q106       10284  420607   SH         Sole               85107          335500
Equity Lifestyle Properties      COM         29472R108       69696  999370   SH         Sole              427600          571770
Equity Residential               COM         29476L107      126896 2026441   SH         Sole              780537         1245904
Essex Property Trust, Inc.       COM         297178105       58453  385806   SH         Sole              159620          226186
Extra Space Storage, Inc.        COM         30225T102       35024 1216534   SH         Sole              523395          693139
General Growth Properties        COM         370023103        9261  545100   SH         Sole               63000          482100
HCP Inc.                         COM         40414L109       50992 1292247   SH         Sole              258472         1033775
Health Care REIT Company         COM         42217K106       76499 1391905   SH         Sole              490618          901287
Healthcare Realty Company        COM         421946104         202    9160   SH         Sole                9160               0
Hersha Hospitality Trust         COM         427825104       13333 2441971   SH         Sole              563061         1878910
Kilroy Realty                    COM         49427F108       26864  576349   SH         Sole              191774          384575
LaSalle Hotel Properties         COM         517942108       20070  713213   SH         Sole              162556          550657
Marriott International-CL A      COM         571903202       61411 1622493   SH         Sole              645381          977112
Post Properties, Inc.            COM         737464107       34074  727131   SH         Sole              165849          561282
ProLogis Inc.                    COM         74340W103       88241 2449785   SH         Sole              928913         1520872
Public Storage                   COM         74460D109      111200  804806   SH         Sole              310682          494124
Regency Centers Corp.            COM         758849103       36548  821668   SH         Sole              285168          536500
SL Green Realty Corp.            COM         78440X101       42831  552311   SH         Sole              235415          316896
Saul Centers, Inc.               COM         804395101       18491  458152   SH         Sole               98641          359511
Simon Property Group, Inc.       COM         828806109      233866 1605344   SH         Sole              614170          991174
Starwood Hotels & Resorts World  COM         85590A401       30371  538396   SH         Sole              222973          315423
Taubman Centers, Inc.            COM         876664103       42255  579235   SH         Sole              267570          311665
The Macerich Company             COM         554382101       55697  964457   SH         Sole              351842          612615
Ventas, Inc.                     COM         92276F100       67064 1174500   SH         Sole              468810          705690
Vornado Realty Trust             COM         929042109       75258  893801   SH         Sole              340843          552958
REPORT SUMMARY                             40DATA RECORDS  1843384           0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED